PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011	Dec. 31, 2012 Banking Facilities [Member] USD ($)	Dec. 31, 2012 Banking Facilities [Member] CNY	Dec. 31, 2011 Banking Facilities [Member] CNY	Dec. 31, 2012 Banking Facilities [Member] Disposal Group [Member] USD ($)	Dec. 31, 2012 Banking Facilities [Member] Disposal Group [Member] CNY	Dec. 31, 2012 Joint Banking Facilities [Member] USD ($)	Dec. 31, 2012 Joint Banking Facilities [Member] CNY	Dec. 31, 2012 Joint Banking Facilities [Member] Disposal Group [Member] USD ($)	Dec. 31, 2012 Joint Banking Facilities [Member] Disposal Group [Member] CNY	Dec. 31, 2012 Joint Banking Facilities [Member] Parent Company [Member] USD ($)	Dec. 31, 2012 Joint Banking Facilities [Member] Parent Company [Member] CNY	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] USD ($)	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] CNY	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] Disposal Group [Member] USD ($)	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] Disposal Group [Member] CNY	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] Parent Company [Member] USD ($)	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] Parent Company [Member] CNY	Dec. 31, 2012 Joint Banking Facilities Secured By Pledged Deposit Of Disposal Group [Member] Parent Company [Member] USD ($)	Dec. 31, 2012 Joint Banking Facilities Secured By Pledged Deposit Of Disposal Group [Member] Parent Company [Member] CNY
Line of Credit Facility, Maximum Borrowing Capacity				$ 150,000	934,515	1,431,862			$ 95,500	594,975					$ 50,000	311,505
Secured Pledged Deposits For Line Of Credit Facility				89,395	556,941	431,695	33,146	206,502			20,000	124,602	46,025	286,740			13,146	81,900	33,370	207,900
Line of Credit Facility, Amount Outstanding				98,561	614,045	854,234	71,244	443,857			32,244	200,883	50,201	312,757			39,000	242,974			7,000	43,611
Line of Credit Facility, Interest Rate at Period End				2.10%	2.10%	2.20%
Line of Credit Facility, Remaining Borrowing Capacity						318,319			13,055	81,334			56,977	354,972	11,000	68,531
Net Borrowing Ratio	0.25 times	0.25 times
Excess Tangible Capital	$ 160,000	996,816
Equity Method Investment, Ownership Percentage	50.00%	50.00%	5.00%